Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Estimated Useful Lives of Depreciable Assets	The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2019	2018	2019	2018
Generation	3 - 60	3 - 60	33	33
Distribution	5 - 100	5 - 100	42	40
Equipment	5 - 44	5 - 43	10	10

Schedule of Operating Leases Schedule	s.
The Company's operating leases payments for the next five years and thereafter are as follows:

Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
$2,115	$1,138	$688	$659	$642	$5,195	$10,437
The lease payments for the Company's finance leases are expected to be approximately $539 annually for the next five years, and $318 thereaf